Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ 62	$ 53
Accounts payable and accrued liabilities	111	143
Current assets held for sale [member]
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	4	0
Accounts payable and accrued liabilities	$ 6	$ 0